Operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2018
Operations and reorganization
Schedule of the Company's major subsidiaries, major VIE and major VIE's subsidiary

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or "the WFOE”)	October 11, 2010	PRC	100%

Major VIE and major VIE's subsidiary
Beijing Weimeng Technology Co., Ltd (“Weimeng")	August 9, 2010	PRC	100%

Beijing Weibo Interactive Internet Technology Co., Ltd. (‘‘Weibo Interactive’’)	Acquired in May 2013	PRC	100%

Schedule of total cost and expenses allocated from SINA

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Cost of revenues	$11,022	$13,699	$16,824
Sales and marketing	1,271	9,732	11,558
Product development	9,094	11,312	11,688
General and administrative	4,316	6,393	7,264
	$25,703	$41,136	$47,334

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole.

	As of December 31,
	2017	2018
	(In thousands)
Cash, cash equivalents and short-term Investments	$40,458	$55,506
Accounts receivable	166,212	366,128
Property and equipment, net	146	449
Intangible assets	517	21,103
Goodwill	13,123	29,346
Prepayment for long-term investments	4,967	1,454
Long-term investments	74,935	275,819
Deferred tax assets	4,772	5,778
Amount due from SINA	4,677	31,787
Others	28,850	121,220
Total assets	$338,657	$908,590

Accounts payable	$32,444	$79,881
Accrued and other liabilities	114,239	181,188
Deferred revenues	54,651	65,531
Income tax payable	16,268	21,170
Amount due to the subsidiaries of the Group	57,639	440,563
Deferred tax liability	129	11,875
Total liabilities	$275,370	$800,208

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Net revenues	$530,598	$906,129	$1,416,367
Net income (loss)	$(21,758)	$21,252	$56,466

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Net cash provided by (used in) operating activities	$(42,556)	$(66,972)	$46,738
Net cash used in investing activities	$(28,577)	$(34,720)	$(331,243)
Net cash provided by (used in) financing activities	$(1,148)	$76,232	$292,151
Net increase (decrease) in cash and cash equivalents	$(72,281)	$(25,460)	$7,646